Schedule of Investments (unaudited)	iShares® Evolved U.S. Innovative Healthcare ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 42.4%
2seventy bio Inc.(a)	699	$9,409
Abeona Therapeutics Inc.(a)	714	147
ACADIA Pharmaceuticals Inc.(a)	2,898	53,439
Acorda Therapeutics Inc.(a)	180	245
Aduro Biotech Inc., NVS(b)	156	468
Adverum Biotechnologies Inc.(a)	1,595	1,707
Agenus Inc.(a)	1,827	3,380
Alaunos Therapeutics Inc.(a)	3,192	1,696
Albireo Pharma Inc.(a)	436	13,874
Alexion Pharmaceuticals Inc.(b)(c)	624	287
Allakos Inc.(a)	713	2,688
Allogene Therapeutics Inc.(a)	1,829	15,272
Alnylam Pharmaceuticals Inc.(a)	3,641	485,819
Amgen Inc.	6,222	1,450,908
Amicus Therapeutics Inc.(a)	6,778	47,988
AnaptysBio Inc.(a)	357	8,354
Anavex Life Sciences Corp.(a)	1,890	16,235
ANI Pharmaceuticals Inc.(a)	147	4,338
Apellis Pharmaceuticals Inc.(a)	2,115	92,066
Applied Therapeutics Inc.(a)	373	735
Aprea Therapeutics Inc.(a)	443	647
Arcturus Therapeutics Holdings Inc.(a)	456	8,837
Arcus Biosciences Inc.(a)	1,496	36,218
Ardelyx Inc.(a)	1,805	1,485
Arrowhead Pharmaceuticals Inc.(a)	2,840	116,752
Assembly Biosciences Inc.(a)	462	813
Atara Biotherapeutics Inc.(a)	2,039	12,968
Athersys Inc.(a)	5,168	2,533
Avrobio Inc.(a)(c)	631	582
Axsome Therapeutics Inc.(a)	821	26,067
Beam Therapeutics Inc.(a)(c)	1,414	53,067
BioCryst Pharmaceuticals Inc.(a)	4,908	45,595
Biogen Inc.(a)	3,742	776,240
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,507	134,379
BioMarin Pharmaceutical Inc.(a)	5,140	418,139
Bio-Rad Laboratories Inc., Class A(a)	42	21,507
Bluebird Bio Inc.(a)	2,095	7,605
Blueprint Medicines Corp.(a)	1,490	86,942
Bridgebio Pharma Inc.(a)	2,337	18,743
C4 Therapeutics Inc.(a)	695	5,956
Calithera Biosciences Inc.(a)	2,304	566
Cara Therapeutics Inc.(a)	756	6,592
Cassava Sciences Inc.(a)(c)	1,110	23,166
Celldex Therapeutics Inc.(a)	1,248	38,126
Cerevel Therapeutics Holdings Inc.(a)	1,254	36,717
Certara Inc.(a)	542	9,946
ChemoCentryx Inc.(a)	1,547	28,558
Chinook Therapeutics Inc.(a)	192	2,905
Contra Flexion Therape(b)	936	580
Cortexyme Inc.(a)	373	1,365
Crinetics Pharmaceuticals Inc.(a)	720	14,630
Cue Biopharma Inc.(a)	863	3,417
Cymabay Therapeutics Inc.(a)	1,679	3,811
CytomX Therapeutics Inc.(a)	819	1,401
Deciphera Pharmaceuticals Inc.(a)	1,177	11,911
Denali Therapeutics Inc.(a)	2,149	51,146
Dynavax Technologies Corp.(a)	2,578	22,764
Editas Medicine Inc.(a)	1,380	18,271

Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions Inc.(a)	841	$27,232
Epizyme Inc.(a)	1,994	1,287
Esperion Therapeutics Inc.(a)	651	3,698
Exelixis Inc.(a)	7,472	166,924
Fate Therapeutics Inc.(a)	2,184	62,375
FibroGen Inc.(a)	1,932	17,968
Frequency Therapeutics Inc.(a)	697	906
Geron Corp.(a)	2,583	3,642
Gilead Sciences Inc.	23,565	1,398,347
Global Blood Therapeutics Inc.(a)	1,576	48,383
GlycoMimetics Inc.(a)	967	695
Gossamer Bio Inc.(a)	1,344	9,287
Guardant Health Inc.(a)(c)	837	51,643
Halozyme Therapeutics Inc.(a)(c)	3,341	133,306
Homology Medicines Inc.(a)	898	1,491
Horizon Therapeutics PLC(a)	5,498	541,883
ImmunoGen Inc.(a)	3,988	19,262
Incyte Corp.(a)	4,911	368,129
Inhibrx Inc.(a)	605	9,589
Innoviva Inc.(a)	1,239	21,137
Inovio Pharmaceuticals Inc.(a)(c)	4,834	13,197
Insmed Inc.(a)	2,832	62,219
Instil Bio Inc.(a)	1,337	9,453
Intercept Pharmaceuticals Inc.(a)	713	11,201
Intra-Cellular Therapies Inc.(a)	2,035	102,991
Ionis Pharmaceuticals Inc.(a)	3,483	128,035
Iovance Biotherapeutics Inc.(a)	3,498	52,995
IVERIC bio Inc.(a)	2,644	36,619
Karuna Therapeutics Inc.(a)	440	49,042
Karyopharm Therapeutics Inc.(a)	1,970	12,017
Keros Therapeutics Inc.(a)	306	16,221
Kezar Life Sciences Inc.(a)	983	11,678
Kiniksa Pharmaceuticals Ltd., Class A(a)	584	5,449
Kodiak Sciences Inc.(a)	714	4,298
Krystal Biotech Inc.(a)	292	17,698
Kymera Therapeutics Inc.(a)	763	23,920
La Jolla Pharmaceutical Co.(a)	483	1,971
Lexicon Pharmaceuticals Inc.(a)	1,113	2,015
Ligand Pharmaceuticals Inc.(a)	441	40,951
MacroGenics Inc.(a)	1,408	10,067
Maravai LifeSciences Holdings Inc., Class A(a)	1,366	41,977
MEI Pharma Inc.(a)	3,524	1,732
Mersana Therapeutics Inc.(a)	1,676	5,832
Mirati Therapeutics Inc.(a)	1,400	86,506
Moderna Inc.(a)	9,631	1,294,503
Molecular Templates Inc.(a)	948	1,612
Myriad Genetics Inc.(a)	735	15,068
Nektar Therapeutics(a)	4,977	20,555
NextCure Inc.(a)	355	1,477
Novavax Inc.(a)	1,987	89,554
Nurix Therapeutics Inc.(a)	937	10,373
Omeros Corp.(a)	987	3,425
Pieris Pharmaceuticals Inc.(a)	1,344	3,763
Precigen Inc.(a)(c)	924	1,229
Prothena Corp. PLC(a)	922	26,886
Provention Bio Inc.(a)	1,065	4,782
PTC Therapeutics Inc.(a)	1,365	48,225
Puma Biotechnology Inc.(a)	819	1,933
Radius Health Inc.(a)	1,050	7,182
Recursion Pharmaceuticals Inc., Class A(a)(c)	1,322	8,196

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc.(a)	2,389	$1,574,614
REGENXBIO Inc.(a)	714	19,821
Relay Therapeutics Inc.(a)(c)	1,646	39,224
Replimune Group Inc.(a)	614	10,297
REVOLUTION Medicines Inc.(a)	1,592	31,792
Rigel Pharmaceuticals Inc.(a)	3,759	8,871
Rocket Pharmaceuticals Inc.(a)	547	5,623
Royalty Pharma PLC, Class A	6,233	265,401
Rubius Therapeutics Inc.(a)	860	1,428
Sage Therapeutics Inc.(a)	1,371	43,214
Sana Biotechnology Inc.(a)	1,776	13,409
Sangamo Therapeutics Inc.(a)	3,318	13,770
Sarepta Therapeutics Inc.(a)	2,096	151,583
Scholar Rock Holding Corp.(a)	691	4,885
Seagen Inc.(a)	3,564	466,920
Solid Biosciences Inc.(a)	337	189
Sorrento Therapeutics Inc.(a)	5,397	8,149
SpringWorks Therapeutics Inc.(a)	728	31,238
Stoke Therapeutics Inc.(a)	422	6,094
Syndax Pharmaceuticals Inc.(a)	1,009	16,921
TG Therapeutics Inc.(a)	3,615	25,088
Theravance Biopharma Inc.(a)	1,027	9,911
Travere Therapeutics Inc.(a)	987	24,803
Turning Point Therapeutics Inc.(a)	925	27,232
Twist Bioscience Corp.(a)	269	7,758
Ultragenyx Pharmaceutical Inc.(a)	1,634	115,507
United Therapeutics Corp.(a)	987	175,252
UroGen Pharma Ltd.(a)(c)	337	2,379
Vaxart Inc.(a)	1,671	5,815
Vericel Corp.(a)	503	14,336
Vertex Pharmaceuticals Inc.(a)	6,418	1,753,526
Verve Therapeutics Inc.(a)	507	7,564
Viking Therapeutics Inc.(a)	1,363	3,244
Vir Biotechnology Inc.(a)	2,317	47,151
WaVe Life Sciences Ltd.(a)	441	860
Xencor Inc.(a)	1,260	31,475
Zentalis Pharmaceuticals Inc.(a)	924	24,504
		14,423,881
Chemicals — 0.0%
Codexis Inc.(a)	946	11,380

Electrical Components & Equipment — 0.1%
Universal Display Corp.	294	37,553

Health Care - Products — 3.1%
10X Genomics Inc., Class A(a)	487	23,259
Abbott Laboratories	443	50,280
Adaptive Biotechnologies Corp.(a)	1,319	10,882
Axogen Inc.(a)	294	2,129
Baxter International Inc.	1,986	141,125
CareDx Inc.(a)	359	10,928
Cerus Corp.(a)	3,167	14,631
Cooper Companies Inc. (The)	184	66,431
Exact Sciences Corp.(a)	1,433	78,887
Glaukos Corp.(a)	546	25,820
Haemonetics Corp.(a)	273	13,833
ICU Medical Inc.(a)	105	22,469
IDEXX Laboratories Inc.(a)	69	29,703
Inspire Medical Systems Inc.(a)	235	48,354
Insulet Corp.(a)	167	39,911

Security	Shares	Value

Health Care - Products (continued)
Integra LifeSciences Holdings Corp.(a)(c)	357	$21,834
Intersect ENT Inc.(a)	378	10,346
Intuitive Surgical Inc.(a)	132	31,588
Lantheus Holdings Inc.(a)	1,090	72,387
Lantheus Holdings Inc. New, NVS(b)(c)	1,001	—
NanoString Technologies Inc.(a)	374	7,024
Natera Inc.(a)	399	14,013
Nevro Corp.(a)	294	18,137
Novocure Ltd.(a)	1,283	98,252
Penumbra Inc.(a)	106	18,291
Repligen Corp.(a)	611	96,074
ResMed Inc.	334	66,790
		1,033,378
Health Care - Services — 1.7%
Catalent Inc.(a)	1,508	136,565
Charles River Laboratories International Inc.(a)	442	106,747
ICON PLC(a)(c)	251	56,779
IQVIA Holdings Inc.(a)	865	188,561
Medpace Holdings Inc.(a)(c)	209	27,916
OPKO Health Inc.(a)(c)	4,809	12,984
Syneos Health Inc., Class A(a)	588	42,977
		572,529
Pharmaceuticals — 51.2%
AbbVie Inc.	14,882	2,185,868
Aclaris Therapeutics Inc.(a)	714	8,796
Aeglea BioTherapeutics Inc.(a)	1,366	1,967
Aerie Pharmaceuticals Inc.(a)	945	6,719
Agios Pharmaceuticals Inc.(a)	1,699	37,327
Akebia Therapeutics Inc.(a)	4,305	1,787
Alector Inc.(a)	1,682	16,147
Alkermes PLC(a)	3,529	101,812
AmerisourceBergen Corp.	414	62,634
Amneal Pharmaceuticals Inc.(a)	2,815	10,866
Amphastar Pharmaceuticals Inc.(a)	693	24,581
Anika Therapeutics Inc.(a)	210	4,521
Antares Pharma Inc.(a)	3,108	17,296
Arvinas Inc.(a)	1,119	61,511
AstraZeneca PLC	3,704	245,946
Athenex Inc.(a)	1,702	817
Bausch Health Companies Inc.(a)(c)	4,662	88,625
Bioxcel Therapeutics Inc.(a)	342	4,484
Bristol-Myers Squibb Co.	25,514	1,920,439
Catalyst Pharmaceuticals Inc.(a)	1,576	12,009
Clovis Oncology Inc.(a)	1,218	2,436
Coherus Biosciences Inc.(a)	1,616	14,609
Collegium Pharmaceutical Inc.(a)	567	9,129
Concert Pharmaceuticals Inc.(a)	504	1,572
Contra Adamas Pharmace(b)(c)	1,104	66
Corbus Pharmaceuticals Holdings Inc.(a)	1,176	398
Corcept Therapeutics Inc.(a)	2,310	49,688
Cyclerion Therapeutics Inc.(a)	315	232
Cytokinetics Inc.(a)	2,038	81,255
Dexcom Inc.(a)	381	155,669
Eagle Pharmaceuticals Inc./DE(a)	294	12,974
Elanco Animal Health Inc.(a)	4,344	109,947
Eli Lilly & Co.	8,036	2,347,557
Enanta Pharmaceuticals Inc.(a)	357	22,991
Endo International PLC(a)	3,268	6,536
G1 Therapeutics Inc.(a)	462	2,375

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Harmony Biosciences Holdings Inc.(a)	351	$15,809
Heron Therapeutics Inc.(a)(c)	1,722	7,783
Intellia Therapeutics Inc.(a)	1,982	97,177
Ironwood Pharmaceuticals Inc.(a)	3,150	37,800
Jazz Pharmaceuticals PLC(a)	1,411	226,070
Johnson & Johnson	20,609	3,719,100
Jounce Therapeutics Inc.(a)	378	2,003
Kala Pharmaceuticals Inc.(a)	1,285	835
Kura Oncology Inc.(a)	1,528	21,927
Lannett Co. Inc.(a)	609	390
Madrigal Pharmaceuticals Inc.(a)	208	14,560
MediciNova Inc.(a)	861	2,299
Merck & Co. Inc.	22,694	2,012,731
Morphic Holding Inc.(a)	277	8,396
Neurocrine Biosciences Inc.(a)	2,393	215,442
Ocugen Inc.(a)(c)	4,718	10,332
Ocular Therapeutix Inc.(a)	1,706	6,090
Organon & Co.	2,721	87,970
Pacira BioSciences Inc.(a)	798	59,507
Paratek Pharmaceuticals Inc.(a)	651	1,439
Perrigo Co. PLC	1,655	56,766
Pfizer Inc.	40,880	2,005,982
Prestige Consumer Healthcare Inc.(a)	336	18,366
Protagonist Therapeutics Inc.(a)	966	8,781
Reata Pharmaceuticals Inc., Class A(a)	652	16,548
Relmada Therapeutics Inc.(a)	336	8,437
Revance Therapeutics Inc.(a)	1,643	26,912
Rhythm Pharmaceuticals Inc.(a)	922	5,772
Seres Therapeutics Inc.(a)	1,245	5,889
Spectrum Pharmaceuticals Inc.(a)	2,345	1,894
Supernus Pharmaceuticals Inc.(a)	1,155	32,224
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	1,215	1,023
TherapeuticsMD Inc.(a)	3,360	678
Tricida Inc.(a)	672	6,202
Vanda Pharmaceuticals Inc.(a)	1,176	11,666
Viatris Inc.	13,690	141,418
Voyager Therapeutics Inc.(a)	672	4,926

Security	Shares	Value

Pharmaceuticals (continued)
Y-mAbs Therapeutics Inc.(a)	609	$5,116
Zoetis Inc.	4,772	845,837
		17,383,690
Software — 0.1%
Contra Zogenix Inc., NVS	1,728	1,175
Schrodinger Inc.(a)	886	21,902
		23,077
Telecommunications — 0.0%
InterDigital Inc.	189	10,745

Total Common Stocks — 98.6%
(Cost: $33,910,670)		33,496,233

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	365,891	365,891
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	462,000	462,000
		827,891
Total Short-Term Investments — 2.4%
(Cost: $827,814)		827,891

Total Investments in Securities — 101.0%
(Cost: $34,738,484)		34,324,124

Other Assets, Less Liabilities — (1.0)%		(333,142)

Net Assets — 100.0%		$33,990,982

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$370,601	$—	$(4,357	)(a)	$(336)	$(17)	$365,891	365,891	$3,185	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	592,000	—	(130,000	)(a)	—	—	462,000	462,000	223		—
					$(336)	$(17)	$827,891		$3,408		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
April 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,493,657	$1,175	$1,401	$33,496,233
Money Market Funds	827,891	—	—	827,891
	$34,321,548	$1,175	$1,401	$34,324,124

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4